Financial Information of Parent Company	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Financial Information of Parent Company

	December 31,
	2017	2018
Assets
Current assets:
Cash and cash equivalents	$7,614,175	$2,375,055
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	9,845,705	9,840,733
Prepaid expenses and other current assets	144,353	104,338
Dividends receivable	—	—
Total current assets	17,604,233	12,320,126
Investments in subsidiaries, VIEs and VIE’s subsidiaries	46,306,964	41,009,649
Total assets	$63,911,197	$53,329,775
Liabilities and shareholders’ equity
Current liabilities:
Accrued expenses and other current liabilities	91,143	4,793,891
Contingent liability	2,760	—
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	9,770,611	13,090,208
Total current liabilities	$9,864,514	$17,884,099
Shareholders’ equity
Ordinary shares (118,098,018 and 118,098,018 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	57,000,417	57,001,017
Additional paid-in capital	34,368,210	36,079,122
Accumulated other comprehensive income	6,654,191	6,291,793
Retained deficits	(43,976,136)	(63,926,256)
Total shareholders’ equity	54,046,682	35,445,676
Total liabilities and shareholders’ equity	$63,911,197	$53,329,775

CHINA FINANCE ONLINE CO. LIMITED

Financial information of Parent Company

Statements of Comprehensive Income

(In U.S. dollars)

	December 31,
	2016	2017	2018
Cost of revenues	$34,740	$84,717	$85,493
Gross loss	(34,740)	(84,717)	(85,493)
Operating expenses:
General and administrative	2,150,680	1,122,440	1,069,590
Product development	—	—	—
Sales and marketing	—	181,073	17,526
Share-based compensation	2,382,934	782,196	858,415
Total operating expenses	4,533,614	2,085,709	1,945,531
Interest income	—	2,246	4,851
Equity in earnings (deficits) of subsidiaries, VIEs and VIE’s subsidiaries	3,049,831	(34,540,850)	(17,888,289)
Exchange loss, net	(159,868)	(2,785)	(10,608)
Other income (loss), net	(422)	(24,738)	(25,050)
Gain from sales of cost method investment	—	—	—
Net income (loss)	$(1,678,813)	$(36,736,553)	$(19,950,120)
Other comprehensive income (loss), net of tax:
Changes in foreign currency translation adjustment	(4,343,652)	2,400,548	(362,398)
Other comprehensive income (loss), net of tax	(4,343,652)	2,400,548	(362,398)
Comprehensive income (loss)	$(6,022,465)	$(34,336,005)	$(20,312,518)

CHINA FINANCE ONLINE CO. LIMITED

Financial Information of Parent Company

Statement of Shareholders’ Equity

(In U.S. dollars, except share data)

			Additional	Accumulated other	Retained	Total
	Ordinary shares		paid-in	comprehensive	earnings	shareholders’
	Shares	Amount	capital	income (loss)	(deficits)	equity
Balance as of January 1, 2016	118,098,018	$56,856,000	$28,145,846	$8,597,295	$(5,560,770)	$88,038,371
Exercise of share options by employees	—	117,632	—	—	—	117,632
Share-based compensation	—	—	2,382,934	—	—	2,382,934
Equity pick up from compensation of VIE's subsidiaries	—	—	2,030,877	—	—	2,030,877
Changes in controlling ownership interest	—	—	(382,665)	—	—	(382,665)
Foreign currency translation adjustment	—	—	—	(4,343,652)	—	(4,343,652)
Net loss	—	—	—	—	(1,678,813)	(1,678,813)
Balance as of December 31, 2016	118,098,018	$56,973,632	$32,176,992	$4,253,643	$(7,239,583)	$86,164,684
Exercise of share options by employees	—	26,785	—	—	—	26,785
Share-based compensation	—	—	782,196	—	—	782,196
Equity pick up from compensation of VIE's subsidiaries	—	—	1,409,022	—	—	1,409,022
Foreign currency translation adjustment	—	—	—	2,400,548	—	2,400,548
Net loss	—	—	—	—	(36,736,553)	(36,736,553)
Balance as of December 31, 2017	118,098,018	$57,000,417	$34,368,210	$6,654,191	$(43,976,136)	$54,046,682
Exercise of share options by employees	—	600	—	—	—	600
Share-based compensation	—	—	858,415	—	—	858,415
Equity pick up from compensation of VIE's subsidiaries	—	—	852,497	—	—	852,497
Changes in controlling ownership interest	—	—	—	—	—	—
Foreign currency translation adjustment	—	—	—	(362,398)	—	(362,398)
Net income	—	—	—	—	(19,950,120)	(19,950,120)
Balance as of December 31,2018	118,098,018	$57,001,017	$36,079,122	$6,291,793	$(63,926,256)	$35,445,676

CHINA FINANCE ONLINE CO. LIMITED

Financial information of Parent Company

Statements of Cash Flows

(In U.S. dollars, except share-related data)

	December 31,
	2016	2017	2018
Operating activities:
Net income (loss)	$(1,678,813)	$(36,736,553)	$(19,950,120)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation	2,382,934	782,196	858,415
Equity in deficits (earnings) of subsidiaries, VIEs and VIE’s subsidiaries	(3,049,831)	34,540,850	17,888,289
Changes in assets and liabilities:
Prepaid expenses and other current assets	65,990	83,021	37,254
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	(2,523,274)	28,544	4,972
Rental deposits	—	—	—
Accrued expenses and other current liabilities	(3,712)	(211,691)	235,882
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	(3,409,764)	(326,263)	3,319,598
Net cash (used in) provided by operating activities	(8,216,470)	(1,839,898)	2,394,290
Investing activities:
Dividend received from subsidiaries	16,529,639	—	—
Capital paid to subsidiaries	—	—	(12,100,010)
Proceeds from sales of cost method investment	—	—	—
Net cash provided by (used in) investing activities	16,529,639	—	(12,100,010)
Financing activities:
Proceeds from stock options exercised by employees	142,618	26,786	600
Proceeds from paid-in capital of noncontrolling shareholders	—	—	4,466,000
Net cash provided by financing activities	142,618	26,786	4,466,600
Net (decrease) increase in cash, cash and restricted cash equivalents	8,455,787	(1,813,112)	(5,239,120)
Cash, cash equivalents and restricted cash, beginning of the year	971,500	9,427,287	7,614,175
Cash, cash equivalents and restricted cash, end of the year	$9,427,287	$7,614,175	$2,375,055

Note:

Basis for preparation

The parent-company Financial Information of China Finance Online has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that China Finance Online has used equity method to account for its investments in its subsidiaries and variable interest entities.